CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Net income	$ 1,247	$ 797		$ 501
Other comprehensive income (loss), net of tax:
Change in net unrealized investment gains (losses)	426	579		(1,007)
Foreign currency translation	(70)	15		(2)
Change in discount rate for future policy benefits	123	(268)		570
Change in instrument-specific credit risk for market risk benefits	(174)	(8)		(7)
Defined benefit pension plan adjustment	19	85		0
Total other comprehensive income (loss)	324	403		(446)
Attributable to:
Non-controlling interests	33	1		2
Comprehensive income	1,571	1,200		55
Class A exchangeable and Class B shareholders
Attributable to:
Comprehensive income	14	5	[1]	6	[1]
Class C Shares
Attributable to:
Comprehensive income	$ 1,524	$ 1,194		$ 47

[1]	On August 29, 2024, the Company redesignated all of its Class A-1 exchangeable shares into its Class A exchangeable shares. Amounts attributable to Class A exchangeable and Class B shareholders include amounts attributable to Class A-1 exchangeable shareholders prior to the redesignation. For further details, refer to Note 23.